Derivative liabilities	12 Months Ended
Dec. 31, 2022
Derivative liabilities
Derivative Liabilities

Note 11 Derivative liabilities

The Company does not use financial derivative instruments to manage risk. In June 2022, the Company exchanged the outstanding convertible debt for Series D preferred stock (“Series D Preferred Stock”). Concurrently, the warrants that were granted along with the original convertible debt were amended to provide, at the holders’ choice, the option to exercise for a to-be-issued class of preferred stock, which are convertible into the same number of shares of common stock as would have been issued upon exercise of such warrants under the original terms. This amendment caused the instruments to be treated as a derivative liability beginning on June 30, 2022. The warrants were reclassified from equity to a derivative liability and measured at fair value using a Black Scholes model (Level 2 of GAAP fair value hierarchy), which included inputs for exercise price, stock price, term to expiration, volatility, and interest rate. The impact was a derivative liability of approximately $40.4 million and a deemed dividend of approximately $32.8 million. This derivative liability is revalued on a recurring basis with changes in the fair value of the derivative recorded through the consolidated statement of operations.

The Company recorded a derivative liability in 2020 related to convertible debt that contained certain cash true up provisions that were not clearly and closely related to the host debt agreement in terms of economic risks and characteristics. The terms and features included a cash true-up obligation in certain circumstances. No cash payment was triggered, the true up provision expired on June 1, 2021, and the derivative balance was reclassified to additional paid-in-capital in the second quarter of 2021.

The following table summarizes the effects on the Company’s gain (loss) associated with changes in the fair values of the derivative financial instruments by type of financing reflected on the change in fair value of derivative liabilities line:

	Years Ended December 31,
(in thousands)	2022	2021
Derivative liability balance at January 1	$-	$750
Reclassification of derivative to Additional Paid in Capital	-	(750)
Reclassification of warrants to derivative liability	40,442	-
Change in fair value of derivative liabilities	(33,921)	-
Derivative liability balance at December 31	$6,521	$-